Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Common Shares Subject to Redemption [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, basic and diluted	5,733,920	2,998,094	1,407,269	5,733,920	2,789,393
Basic and diluted net income per share	$ 0.00	$ (0.01)	$ (0.02)	$ (0.13)	$ (0.05)
Non-redeemable Common Shares [Member]
Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share (Parentheticals) [Line Items]
Weighted-average common shares outstanding, basic and diluted	1,728,078	1,591,174	1,326,278	1,728,078	1,447,964
Basic and diluted net income per share	$ (0.24)	$ (0.13)	$ (0.18)	$ (0.78)	$ (0.68)